/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , September 30, 1999

MFS Charter Income Trust
Date        Identification   Shares           Repurchase       NAV       Broker
            of Security      Repurchased      Price
9/13/99     Shares of        15,600           8.1875           9.74      Merrill
            Beneficial                                                   Lynch
            Interest
9/14/99     Shares of        75,000           8.1875           9.71      Merrill
            Beneficial                                                   Lynch
            Interest
9/16/99     Shares of        25,000           8.1875           9.72      Merrill
            Beneficial                                                   Lynch
            Interest
9/17/99     Shares of        9,400            8.1875           9.74      Merrill
            Beneficial                                                   Lynch
            Interest
9/20/99     Shares of        80,000           8.25             9.73      Merrill
            Beneficial                                                   Lynch
            Interest
9/22/99     Shares of        39,900           8.25             9.74      Merrill
            Beneficial                                                   Lynch
            Interest
9/23/99     Shares of        11,500           8.3125           9.74      Merrill
            Beneficial                                                   Lynch
            Interest










Total Shares Repurchased:  256,400
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer